Employee Investment Plans	12 Months Ended
Dec. 31, 2014
Employee Investment Plans [Abstract]
Employee Investment Plans

(11) Employee Investment Plans

The Company’s Investment Plan is a qualified employee 401(k) plan, under which employee salary deferrals and after-tax contributions are used to purchase several different investment fund options. PSE’s contributions to the employee Investment Plan were $14.9 million, $14.6 million and $14.5 million for the years 2014, 2013, and 2012, respectively. The employee Investment Plan eligibility requirements are set forth in the plan documents.

Non-represented employees and United Association of Journeymen and Apprentices of the Plumbing and Pipefitting Industry (UA) represented employees hired before January 1, 2014, and International Brotherhood of Electrical Workers Local Union 77 (IBEW) represented employees hired before December 12, 2014, have the following company contributions:

•	For employees under the Cash Balance retirement plan formula, PSE will match 100% of an employee’s contribution up to 6% of plan compensation each paycheck, and will make an additional year-end contribution equal to 1% of base pay.

•	For employees grandfathered under the Final Average Earning retirement plan formula, PSE will match 55% of an employee’s contribution up to 6% of plan compensation each paycheck.

UA-represented employees hired on or after January 1, 2014 will have access to the 401k Plan. Non-represented employees hired on or after January 1, 2014, and IBEW-represented employees hired on or after December 12, 2014, will have access to the 401(k) plan and will choose how they want to accumulate funds for retirement, with two contribution sources from PSE:

•	401(k) Company Matching: New non-represented, UA-represented and IBEW-represented employees will receive company match each paycheck based on a new schedule-100% match on the first 3% of pay contributed and 50% match on the next 3% of pay contributed. An employee who contributes 6% of pay will receive 4.5% of pay in company match. Company matching will be immediately vested.

•	Company Contribution: New UA-represented employees will receive an annual company contribution of 4% of eligible pay placed in the Cash Balance retirement plan. New non-represented and IBEW-represented employees will receive an annual company contribution of 4% of eligible pay, placed either in the Investment Plan 401(k) plan or in PSE’s Retirement Plan (Cash Balance retirement plan). New non-represented and IBEW-represented employees will make a one-time election within 30 days of hire and direct that PSE put the 4% contribution either into the 401(k) plan or into an account in the Cash Balance retirement plan. The Company’s 4% contribution will vest after three years of service.